Goodwill and Intangible Assets - Expected Amortization Expenses (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022 remaining	$ 3,180
2023	6,347	$ 4,199
2024	6,202	4,183
2025	5,500	3,918
2026	5,546	3,454
2027 and beyond	57,067
Total	$ 83,842	$ 42,015	$ 29,652